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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07111

             Morgan Stanley Insured California Municipal Securities
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY INSURED CALIFORNIA MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS January 31, 2007 (unaudited)

  PRINCIPAL
   AMOUNT                                                                                     MATURITY
IN THOUSANDS                                                                    COUPON RATE     DATE                     VALUE
------------                                                                    -----------   --------              --------------
               CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (100.1%)
               General Obligation (12.0%)
$        400   California, Veterans Ser BH (AMT) (FSA)                              5.40%     12/01/16              $      412,312
         505   California, Various Purposes Dtd 03/01/94 (FSA)                      5.50      03/01/20                     505,707
       1,280   Huntington Beach Union High School District, Ser 2004 (FSA)          5.00      08/01/26                   1,347,405
       1,030   Los Angeles, Ser 2004 A (MBIA)                                       5.00      09/01/24                   1,087,453
         340   San Francisco City & County, Laguna Honda Hospital RITES PA
                  1387 (FSA)                                                       6.802@@    06/15/30                     404,348
       1,000   Upland School District, Election 2000 Ser 2001 B (FSA)              5.125      08/01/25                   1,060,900
       1,375   Washington Unified School District, Election 2004 Ser A (FGIC)       5.00      08/01/22                   1,448,192
------------                                                                                                        --------------
       5,930                                                                                                             6,266,317
------------                                                                                                        --------------
               Educational Facilities Revenue (7.9%)
       1,000   California State University, Ser 2005 A (Ambac)                      5.00      11/01/35                   1,054,870
               University of California,
       1,000      Limited Projects Ser 2005 B (FSA)                                 5.00      05/15/30                   1,050,680
       1,040      Ser 2007 J (FSA) ++                                               4.50      05/15/31                   1,037,561
         960      Ser 2007 J (FSA) ++                                               4.50      05/15/35                     957,749
------------                                                                                                        --------------
       4,000                                                                                                             4,100,860
------------                                                                                                        --------------
               Electric Revenue (6.1%)
       1,000   Anaheim Public Financing Authority, Generation Refg Ser
                  2002-B (FSA)                                                      5.25      10/01/18                   1,070,880
       1,000   Los Angeles Department of Water & Power, 2001 Ser A (FSA)            5.25      07/01/21                   1,050,110
       1,000   Southern California Public Power Authority, Transmission
                  Refg Ser 2002 A (FSA)                                             5.25      07/01/18                   1,069,090
------------                                                                                                        --------------
       3,000                                                                                                             3,190,080
------------                                                                                                        --------------
               Hospital Revenue (1.9%)
       1,000   University of California Regents Ser 2007 A (MBIA)                   4.50      05/15/37                     994,210
------------                                                                                                        --------------
               Mortgage Revenue - Single Family (4.2%)
       2,000   California Department of Veterans Affairs, Home Purchase 2002
                  Ser A (Ambac)                                                     5.35      12/01/27                   2,128,040
          60   California Housing Financing Agency, 1995 Ser B (AMT) (Ambac)        6.25      08/01/14                      60,609
------------                                                                                                        --------------
       2,060                                                                                                             2,188,649
------------                                                                                                        --------------
               Public Facilities Revenue (6.2%)
       1,110   Kern County Board of Education, Refg 2006 Ser A COPs (MBIA)          5.00      06/01/31                   1,169,585
       1,000   Simi Valley Public Financing Authority, Ser 2004 COPs (Ambac)        5.00      09/01/30                   1,045,840
       1,000   Val Verde Unified School District, School Construction COPs
                  Ser 2005 B (FGIC)                                                 5.00      01/01/30                   1,047,540
------------                                                                                                        --------------
       3,110                                                                                                             3,262,965
------------                                                                                                        --------------
               Resource Recovery Revenue (3.5%)
               Sacramento Financing Authority,
       1,510      2005 Refg Solid Waste & Redevelopment (FGIC)                      5.00      12/01/17                   1,629,169
         180      1999 Solid Waste & Redevelopment (Ambac)                          5.75      12/01/22                     192,519
------------                                                                                                        --------------
       1,690                                                                                                             1,821,688
------------                                                                                                        --------------
               Tax Allocation Revenue (8.8%)
         250   Bay Area Government Association, Pool 1994 Ser A (FSA)               6.00      12/15/24                     251,973
       1,000   Capistrano Unified School District, Community Facilities
                  District #98-2 Ladera  Special Tax Ser 2005 (FGIC)                5.00      09/01/29                   1,055,270
       1,100   La Quinta Financing Authority, Local Agency 2004 Ser A (Ambac)       5.25      09/01/24                   1,182,071

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
       1,000   Rancho Mirage Redevelopment Agency, Ser 2003 A (MBIA)                5.00      04/01/33                   1,037,780
       1,000   San Jose Redevelopment Agency, Merged Area
                  Ser 2002 (MBIA)                                                   5.00      08/01/32                   1,055,430
------------                                                                                                        --------------
       4,350                                                                                                             4,582,524
------------                                                                                                        --------------
               Transportation Facilities Revenue (6.0%)
       2,000   Orange County Transportation Authority, Toll Road Express
                  Lanes Refg Ser 2003 A (Ambac)                                     5.00      08/15/20                   2,130,020
       1,000   San Jose, Airport Ser 2001 A (FGIC)                                  5.00      03/01/25                   1,029,890
------------                                                                                                        --------------
       3,000                                                                                                             3,159,910
------------                                                                                                        --------------
               Water & Sewer Revenue (27.2%)
       1,500   California Department of Water Resources, Central Valley
                  Ser Y (FGIC)                                                      5.25      12/01/19                   1,617,390
       2,000   East Bay Municipal Utility District, Water Ser 2001 (MBIA)           5.00      06/01/26                   2,069,080
       1,000   Los Angeles Wastewater Refg Ser 2003 B (FSA)                         5.00      06/01/22                   1,051,980
       1,000   Metropolitan Water District of Southern California, 2003 Ser
                  B-2 (FGIC)                                                        5.00      10/01/27                   1,047,230
       1,000   Oxnard Financing Authority, Wastewater 2004 Ser A (FGIC)             5.00      06/01/29                   1,049,670
       1,000   Sacramento County Sanitation District's Financing Authority,
                  Ser 2006 (FGIC)                                                   5.00      12/01/28                   1,062,380
       2,000   Sacramento Financing Authority, Water & Capital Improvement
                  2001 Ser A (Ambac)                                                5.00      12/01/26                   2,103,779
       1,000   San Diego County Water Authority, Ser 2004 A COPs (FSA)              5.00      05/01/29                   1,052,020
       2,000   San Francisco Public Utilities Commission, Water Refg Ser A
                  2001 (FSA)                                                        5.00      11/01/31                   2,067,680
       1,000   Yucaipa Valley Water District, Ser 2004 A COPs (MBIA)                5.25      09/01/24                   1,071,240
------------                                                                                                        --------------
      13,500                                                                                                            14,192,449
------------                                                                                                        --------------
               Other Revenue (2.0%)
       1,000   Golden State Tobacco Securitization Corporation,
                  Enhanced Asset Backed Ser 2005 A (FGIC)                           5.00      06/01/38                   1,046,040
------------                                                                                                        --------------
               Refunded (14.3%)
       2,000   Anaheim, Anaheim Memorial Hospital Assn COPs (Ambac) (ETM)          5.125      05/15/20                   2,002,280
       1,000   California Department of Water Resources, Power Supply
                  Ser 2002 A (Ambac)                                               5.375      05/01/12+                  1,088,700
       2,000   California Infrastructure & Economic Development Bank,               5.00      07/01/29                   2,237,580
               Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A
                  (FGIC) (ETM)
       1,000   Los Angeles County Metropolitan Transportation Authority,
                  Sales Tax Ser 2000 A (FGIC) #                                     5.25      07/01/30                   1,062,250
       1,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A
                  (ETM)                                                             5.50      10/01/32                   1,066,510
------------                                                                                                        --------------
       7,000                                                                                                             7,457,320
------------                                                                                                        --------------
      49,640   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (COST $49,901,543)                                           52,263,012
------------                                                                                                        --------------
               CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (1.5%)
         800   Newport Beach, Hoag Memorial Presbyterian Hospital 1992
                  Ser (Demand 02/01/07) (Cost $800,000)                             3.00*     10/01/22                     800,000
------------                                                                                                        --------------
      50,440   TOTAL INVESTMENTS (COST $50,701,543)                                                                     53,063,012
------------                                                                                                        --------------
      (1,500)  FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD
                  (-2.9%)
               Notes with interest rate of 3.44% at January 31, 2007
                  and contractual maturities of collateral ranging from
                  05/15/31 to 05/15/35+++(c) (Cost ($1,500,000))                                                        (1,500,000)
------------                                                                                                        --------------

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
$     48,940   TOTAL NET INVESTMENTS (COST $49,201,543) (A) (B)                     98.7%                               51,563,012
               OTHER ASSETS IN EXCESS OF LIABILITIES                                 1.3                                   673,988
------------                                                                    --------                            --------------
               NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                        100.0%                              $52,237,000
                                                                                ========                            ==============

----------
AMT   Alternative Minimum Tax.

COPs  Certificates of Participation.

ETM   Escrowed to maturity.

RITES Residual Interest Tax-Exempt Securities (Illiquid securities).

@@ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $404,348 which represents 0.8% of net assets applicable to common shareholders.

+     Prerefunded to call date shown.

++    Underlying security related to inverse floaters entered into by the Trust.

+++ Floating rate note obligation related to securities held. The interest rate shown reflects the rate in effect January 31,2007.

*     Current coupon of variable rate demand obligation.

# A portion of this security has been physically segregated in connection with open futures contracts in the amount of $32,500.

(A) Securities have been designated as collateral in an amount equal to $5,412,539 in connection with open futures contracts.

(B) The aggregate cost for federal income tax purposes is $49,137,304. The aggregate gross unrealized appreciation is $2,446,197 and the aggregate gross unrealized depreciation is $20,489, resulting in net unrealized appreciation of $2,425,708.

(C) Floating Rate Note Obligations Related to Securities Held - The Trust enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At January 31, 2007, Trust investments with a value of $1,995,310 are held by the Dealer Trust and serve as collateral l for the $1,500,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at January 31, 2007 are presented in the "Portfolio of Investments".

BOND INSURANCE:

Ambac Ambac Assurance Corporation.

FGIC  Financial Guaranty Insurance Company.

FSA   Financial Security Assurance Inc.

MBIA  Municipal Bond Investors Assurance Corporation.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2007:

                                                                   UNDERLYING
NUMBER OF                         DESCRIPTION, DELIVERY           FACE AMOUNT    UNREALIZED
CONTRACTS   LONG/SHORT               MONTH AND YEAR                 AT VALUE    APPRECIATION
---------   ----------   --------------------------------------   -----------   ------------
    50         Short     U.S. Treasury Notes 10 Year March 2007   $(5,337,500)    $107,402
                                                                                  ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-Q is accumulated and communicated to the Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to January 31, 2007, the Trust's fiscal quarter end period, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." Since January 31, 2007, and prior to the issuance of the Trust's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Trust's shares or the Trust's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting. However, as discussed above, subsequent to January 31, 2007, the Trust's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured California
Municipal Securities


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 22, 2007


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